Long-Term Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions									12 Months Ended
	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Jun. 10, 2022 CAD ($)	Jun. 10, 2022 USD ($)	May 05, 2022 CAD ($)	May 05, 2022 EUR (€)	Feb. 16, 2021 CAD ($)	Feb. 16, 2021 USD ($)	Dec. 31, 2023	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2023 EUR (€)	Jan. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Transaction costs										$ 1.1			$ 44.1
Research and development expense										367.7			289.8
Unamortized Transaction Costs													3.6
Term loan facility maximum borrowing capacity		$ 100.0						$ 597.0
Repayments of borrowings, classified as financing activities										$ 251.9			779.4
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			June 2024	June 2024
Transaction costs	$ 20.9		$ 1.1				$ 4.0
Increased amount of borrowings				$ 100.0
Percentage of minimum repayment of borrowings										0.25%	0.25%	0.25%
Repayment of borrowings										$ 22.0	$ 16.5
Unamortized Transaction Costs	0.9
Repayments of borrowings, classified as financing activities	$ 135.0									157.0			776.8
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €															€ 128.6	€ 110.5
Repayments of borrowings, classified as financing activities										94.9			2.6
Term loans [member] | Austrian government programs [member
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount										$ 116.5			$ 29.1		€ 86.8	€ 19.7
Loan interest maturity description										interest rate varying between 0.70% and 1.21% with maturity dates varying from June 2025 to June 2029.	interest rate varying between 0.70% and 1.21% with maturity dates varying from June 2025 to June 2029.	interest rate varying between 0.70% and 1.21% with maturity dates varying from June 2025 to June 2029.	interest rate varying between 0.88% and 0.93% with a maturity date in December 2029.	interest rate varying between 0.88% and 0.93% with a maturity date in December 2029.
Research and development expense													$ 2.9	€ 2.0
Deferred grant revenue recognized between fair value of the term loans at inception and the cash received										$ 6.2		€ 4.6
Term loans [member] | Austrian government COVID-19 program [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings					$ 74.2	€ 55.0
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
LIBOR floor rate										0.00%	0.00%	0.00%
Increased amount of borrowings								300.0
Outstanding nominal amount								$ 1,507.6
Unamortized Transaction Costs							29.2			$ 3.1
Term facility B-1 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										2.00%					2.00%
Term facility B-1 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										1.00%					1.00%
Term facility B-1 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										1.00%					1.00%
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2029	December 2029
Increased amount of borrowings		$ 500.0
Repayment of borrowings							$ 15.1
Unamortized Transaction Costs										$ 20.1
Term facility B-2 [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										3.50%					3.50%
SOFR floor rate									0.50%